Accounting Standards Issued but Not Yet Effective	12 Months Ended
Dec. 31, 2017
Accounting Standards Issued but not Yet Effective [Abstract]
Accounting standards issued but not yet effective

3. Accounting standards issued but not yet effective

New standard IFRS 9 “Financial Instruments”

This new standard is a partial replacement of IAS 39 “Financial Instruments: Recognition and Measurement”. IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets.

The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS 39. IFRS 9 is effective for annual periods beginning on or after January 1, 2018.

New standard IFRS 15 “Revenue from Contracts with Customers”

This new standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized.  IFRS 15 is effective for annual periods beginning on or after January 1, 2018 with early adoption permitted.

New standard IFRS 16 “Leases”

This new standard replaces IAS 17 “Leases” and the related interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting is not substantially changed. The standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted for entities that have adopted IFRS 15.

The Company has not early adopted these new standards and is currently assessing the impact that these standards will have on its financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s financial statements.